Consolidated Statements of Financial Position	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Non-current assets
Property, plant and equipment	$ 509,571	$ 649,091	$ 605,554
Financial assets at fair value through profit or loss	353,747	450,603	440,888
Total non-current assets	863,318	1,099,694	1,046,442
Current assets
Deferred IPO costs			1,049,720
Trade and other receivables	2,571,996	3,276,209	1,457,596
Loans to third parties	1,479,778	1,884,941
Contract assets	4,564,004	5,813,629	4,192,619
Cash and cash equivalents	894,858	1,139,870	759,891
Total current assets	9,510,636	12,114,649	7,459,826
Total assets	10,373,954	13,214,343	8,506,268
Equity attributable to owners of the Company
Share capital	896	1,141	1,088
Share premium	5,299,230	6,750,161	85,497
Merger reserve	942,062	1,199,999	1,199,999
Foreign currency translation reserve	28,700	36,558	5,838
Other reserve	(1,449,806)	(1,846,763)	(1,846,763)
Retained earnings	(925,718)	(1,179,180)	1,153,886
Total equity attributable to owners of the Company	3,895,364	4,961,916	599,545
Non-current liabilities
Borrowings	1,227,884	1,564,078	1,835,882
Deferred tax liabilities			68,224
Total non-current liabilities	1,227,884	1,564,078	1,904,106
Current liabilities
Borrowings	369,052	470,099	500,982
Trade and other payables	3,751,650	4,778,851	5,329,376
Contract liabilities	1,030,522	1,312,679	153,113
Income tax payable	99,482	126,720	19,146
Total current liabilities	5,250,706	6,688,349	6,002,617
Total liabilities	6,478,590	8,252,427	7,906,723
Total equity and liabilities	$ 10,373,954	$ 13,214,343	$ 8,506,268